Revenue - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2021	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Disaggregation Of Revenue [Line Items]
Contract with customer asset		$ 13.4	$ 12.2			$ 13.4	$ 2.4
Deferred revenue		90.2	99.8			90.2	144.7
Deferred revenue, revenue recognized						26.3	135.9
Fair value adjustment part of business combination reduced deferred revenue	$ (60.7)		31.5			54.0
Prepaid Expenses and Other Current Assets and Other Noncurrent Assets [Member]
Disaggregation Of Revenue [Line Items]
Capitalized sales commissions		1.6	3.1			1.6
Other Noncurrent Assets
Disaggregation Of Revenue [Line Items]
Capitalized sales commissions		1.6				$ 1.6	11.8
Sales and Marketing Expense
Disaggregation Of Revenue [Line Items]
Amortization expense		$ 0.1	0.2	$ 1.0	$ 3.9		$ 2.2
Revenue | Geographic Concentration
Disaggregation Of Revenue [Line Items]
Fair value adjustment part of business combination reduced deferred revenue			$ 22.5
Revenue | Geographic Concentration | Americas
Disaggregation Of Revenue [Line Items]
Concentration risk percentage		96.00%	95.00%	96.00%	96.00%		96.00%	98.00%
Subscription Revenue | Minimum
Disaggregation Of Revenue [Line Items]
Term of customer contracts						3 years
Subscription Revenue | Maximum
Disaggregation Of Revenue [Line Items]
Term of customer contracts						5 years